OPERATING LEASES	12 Months Ended
Sep. 30, 2023
Operating Leases
OPERATING LEASES

NOTE 5 – OPERATING LEASES

The Company has various operating leases for office space and warehouse with lease terms of two years. The Company adopted Leases (Topic 842), using the modified-retrospective approach. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2022 and 2023, operating lease consist of the following:

	As of September 30,
	2022	2023
Right-of-use assets, costs	$144,978	$268,140
Accumulated amortization	(70,685)	(117,664)
Disposal due to early termination	-	(30,595)
Right-of-use assets, net	$74,293	$119,881

As of September 30, 2022 and 2023, operating lease liabilities consist of the following:

	As of September 30,
	2022	2023
Operating lease liabilities - current portion	$64,625	$39,886
Operating lease liabilities - non-current portion	4,837	80,237
Total	$69,462	$120,123

During the years ended September 30, 2021, 2022 and 2023, the Company incurred total operating lease expenses of $10,656, $62,861 and $48,045, respectively.

Other lease information is as follows:

	As of September 30,
	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$14,231	$64,359	$44,872
Right-of-use assets obtained in exchange for new operating lease liabilities	$77,653	$56,747	$123,162
Weighted-average remaining lease term - operating leases	2.0 years	1.1 years	2.9 years
Weighted-average discount rate - operating leases	2.875%	2.875%	3.375%

The following is a schedule of future minimum payments under operating leases as of September 30, 2023:

	As of September 30,
	2021	2022	2023
2022	$40,000	$-	$-
2023	36,667	65,897	-
2024	-	4,872	42,821
2025	-	-	43,076
2026	-	-	39,487
Total lease payments	$76,667	$70,769	$125,384
Less: imputed interest	(2,347)	(1,307)	(5,261)
Total operating lease liabilities, net of interest	$74,320	$69,462	$120,123